LEASE (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease
Weighted average remaining lease term	1 year 10 months 9 days	2 years 3 months 25 days
Weighted average remaining lease term	6.00%	5.49%
Lease expense	¥ 11,909	¥ 13,769	¥ 19,669